                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
        Pacific Select Variable Annuity II, a variable annuity contract issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying Portfolio for the Bond
Income Investment          and Income Subaccount, are scheduled to be
Option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding Subaccount
in this supplement.        Units and Subaccount Annuity Units of the Bond and
                           Income Subaccount will automatically be transferred to the Managed Bond Subaccount in exchange for corresponding units of that Investment Option. The
                           Bond and Income Subaccount will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond Investment Option, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
Transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for Portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the Fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either Portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

                       This supplement changes page 7 of the Prospectus with the following:

                       --------------------------------------------------------
                       Other Expenses
An Overview of         The table also shows the Fund expenses for each
Pacific Select         Portfolio based on expenses in 1999, adjusted to
Variable Annuity       reflect recently reduced custody fees. To help limit
II: Fees and           Fund expenses, effective July 1, 2000 we have
Expenses Paid by       contractually agreed to waive all or part of our
the Pacific Select     investment advisory fees or otherwise reimburse each
Fund: Other            Portfolio for operating expenses (including
Expenses is            organizational expenses, but not including advisory
replaced               fees, additional costs associated with foreign
                       investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets.
                       Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       1999, Pacific Life reimbursed the Small-Cap Index
                       Portfolio $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity     0.80     0.04     0.84          --        0.84
                    Emerging Markets/1/   1.10     0.19     1.29          --        1.29
                    Diversified
                     Research/2/          0.90     0.05     0.95          --        0.95
                    Small-Cap Equity      0.65     0.04     0.69          --        0.69
                    International
                     Large-Cap/2/         1.05     0.10     1.15          --        1.15
                    Bond and Income       0.60     0.05     0.65          --        0.65
                    Equity                0.65     0.03     0.68          --        0.68
                    I-Net Tollkeeper/2/   1.50     0.14     1.64        (0.04)      1.60
                    Multi-Strategy        0.65     0.04     0.69          --        0.69
                    Equity Income         0.65     0.04     0.69          --        0.69
                    Growth LT             0.75     0.03     0.78          --        0.78
                    Mid-Cap Value         0.85     0.07     0.92          --        0.92
                    Equity Index/3/       0.25     0.04     0.29          --        0.29
                    Small-Cap Index       0.50     0.30     0.80        (0.20)      0.60
                    REIT                  1.10     0.15     1.25        (0.05)      1.20
                    International Value   0.85     0.09     0.94          --        0.94
                    Government Securities 0.60     0.05     0.65          --        0.65
                    Managed Bond/1/       0.60     0.05     0.65          --        0.65
                    Money Market/1/       0.35     0.04     0.39          --        0.39
                    High Yield Bond/1/    0.60     0.05     0.65          --        0.65
                    Large-Cap Value       0.85     0.08     0.93          --        0.93
                    -----------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
Examples is amended    The following is added to Examples on page 8 of the
                       Prospectus:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $35,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted for Contract Values less
                         than $50,000, after deducting any outstanding loan and interest

                       . no Annual Fee is deducted for annuitized amounts or
                         Contract Values of $50,000 or more.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------------


                                                                                      Expenses if you did
                                                                                      not annuitize or
                                            Expenses if you      Expenses if you      surrender, but left
                                            annuitized           surrendered          the money in your
                                            your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity        87   72   124  265   87   117  133  265   24   72   124  265
                   ---------------------------------------------------------------------------------------
                   Emerging Markets         91   86   146  308   91   131  155  308   28   86   146  308
                   ---------------------------------------------------------------------------------------
                   Diversified Research     88   76   129  276   88   121  138  276   25   76   129  276
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity         84   65   112  240   84   110  121  240   21   65   112  240
                   ---------------------------------------------------------------------------------------
                   Bond and Income          85   68   117  250   85   113  126  250   22   68   117  250
                   ---------------------------------------------------------------------------------------
                   International Large-Cap  90   82   139  295   90   127  148  295   27   82   139  295
                   ---------------------------------------------------------------------------------------
                   Equity                   85   68   116  248   85   113  125  248   22   68   116  248
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper         94   95   162  338   94   140  171  338   31   95   162  338
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy           85   68   116  249   85   113  125  249   22   68   116  249
                   ---------------------------------------------------------------------------------------
                   Equity Income            85   68   116  249   85   113  125  249   22   68   116  249
                   ---------------------------------------------------------------------------------------
                   Growth LT                86   71   121  259   86   116  130  259   23   71   121  259
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value            87   75   128  273   87   120  137  273   24   75   128  273
                   ---------------------------------------------------------------------------------------
                   Equity Index             81   55    95  206   81   100  104  206   18   55    95  206
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index          85   68   116  249   85   113  125  249   22   68   116  249
                   ---------------------------------------------------------------------------------------
                   REIT                     90   83   142  300   90   128  151  300   27   83   142  300
                   ---------------------------------------------------------------------------------------
                   International Value      88   75   129  275   88   120  138  275   25   75   129  275
                   ---------------------------------------------------------------------------------------
                   Government Securities    85   67   114  245   85   112  123  245   22   67   114  245
                   ---------------------------------------------------------------------------------------
                   Managed Bond             85   66   114  244   85   111  123  244   22   66   114  244
                   ---------------------------------------------------------------------------------------
                   Money Market             82   59   100  217   82   104  109  217   19   59   100  217
                   ---------------------------------------------------------------------------------------
                   High Yield Bond          85   66   114  244   85   111  123  244   22   66   114  244
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value          87   75   128  274   87   120  137  274   24   75   128  274
                   ---------------------------------------------------------------------------------------

                                                                               3